3. MATERIAL ACCOUNTING POLICIES: Lease Liabilities: Schedule of Right of Use (ROU) Asset (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Details
ROU asset	$ 4,410,982	$ 279,072
ROU Asset, Amortization	(323,329)	(68,512)
ROU Asset, Net	$ 4,087,653	$ 210,560